Share-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Option Activity Abstract
Stock Options Outstanding, beginning balance	784,193		896,888
Weighted-Average Exercise Price Outstanding, beginning balance	$ 5.91		$ 5.22
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, beginning balance			3 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, beginning balance			$ 2,889
Stock Options Outstanding, ending balance	410,477	784,193
Weighted-Average Exercise Price Outstanding, ending balance	$ 7.15	$ 5.91
Weighted-Average Remaining Contractual Term (Years) Outstanding, term, ending	2 years 6 months 21 days	3 years 8 months 4 days
Stock Options, Vested and expected to vest	399,944
Weighted-Average Exercise Price, Vested and expected to vest	$ 7.07
Weighted-Average Remaining Contractual Term (Years), Vested and expected to vest	2 years 6 months 29 days
Stock Options, Vested and exercisable	306,575
Weighted-Average Exercise Price, Vested and exercisable	$ 6.75
Weighted-Average Remaining Contractual Term (Years, Vested and exercisable	2 years 1 month 2 days
Stock Options, Granted		23,114	64,736
Weighted-Average Exercise Price, Granted		$ 2.16	$ 13.81
Weighted-Average Remaining Contractual Term (Years), Granted		7 years 18 days	9 years 2 months 23 days
Stock Options, Exercised		(158,882)	(40,942)
Weighted-Average Exercise Price, Exercised		$ 0.24	$ 0.24
Aggregate Intrinsic Value, Exercised		$ 130	$ 434
Stock Options, Forfeited		(60,789)	(46,830)
Weighted-Average Exercise, Forfeited		$ 7.53	$ 10.65
Stock Options, Expired		(177,159)	(89,659)
Weighted-Average Exercise Price, Expired		$ 6.34	$ 9.43